Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
The following tables summarize revenue disaggregated by business segment and the source of the revenue for the years ended December 31, 2023, 2022, and 2021:

	For the year ended December 31, 2023
($ in millions)	Global Lottery	Global Gaming	PlayDigital	Total
Operating and facilities management contracts	2,306	—	—	2,306
Gaming terminal services	—	520	—	520
PlayDigital services	—	—	227	227
Systems, software, and other	53	242	—	295
Service revenue	2,359	762	227	3,347

Lottery products	171	—	—	171
Gaming terminals	—	571	—	571
Other	—	220	1	221
Product sales	171	791	1	963
Total revenue	2,530	1,552	228	4,310

	For the year ended December 31, 2022
($ in millions)	Global Lottery	Global Gaming	PlayDigital	Total
Operating and facilities management contracts	2,181	—	—	2,181
Gaming terminal services	—	483	—	483
PlayDigital services	—	—	209	209
Systems, software, and other	255	232	—	487
Service revenue	2,436	714	209	3,359

Lottery products	157	—	—	157
Gaming terminals	—	501	—	501
Other	—	208	1	209
Product sales	157	709	1	866
Total revenue	2,593	1,423	209	4,225

	For the year ended December 31, 2021
($ in millions)	Global Lottery	Global Gaming	PlayDigital	Total
Operating and facilities management contracts	2,363	—	—	2,363
Gaming terminal services	—	424	—	424
PlayDigital services	—	—	163	163
Systems, software, and other	327	206	—	534
Service revenue	2,690	630	163	3,483

Lottery products	123	—	—	123
Gaming terminals	—	339	—	339
Other	—	143	1	144
Product sales	123	482	1	606
Total revenue	2,812	1,112	165	4,089